Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2022
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40688
Entity Registrant Name	DRAGANFLY INC.
Entity Central Index Key	0001786286
Entity Address, Address Line One	2108 St. George Avenue
Entity Address, City or Town	Saskatoon
Entity Address, State or Province	SK
Entity Address, Country	CA
Entity Address, Postal Zip Code	S7M OK7